Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating revenues
Total operating revenues	$ 581,849	$ 433,755
Gain on sale of assets	9,516	0
Other operating income (expenses), net	(413)	3,559
Operating expenses
Voyage expenses and commissions	122,901	102,188
Ship operating expenses (including related party amounts of $1,163 and $1,079 for the six months ended June 30, 2022 and 2021, respectively)	108,534	98,900
Charter hire expenses (including related party amounts of $22,716 and $26,937 for the six months ended June 30, 2022 and 2021, respectively)	25,683	47,072
Administrative expenses	10,624	8,720
Impairment loss on vessels	0	4,187
Depreciation	64,968	57,046
Total operating expenses	332,710	318,113
Net operating income	258,242	119,201
Other income (expenses)
Interest income	294	254
Interest expense	(22,154)	(18,554)
Equity results of associated companies	27,120	3,533
Gain on derivatives	25,877	23,655
Other financial items	(242)	35
Net other income	30,895	8,923
Net income before tax	289,137	128,124
Income tax expense	65	50
Net income	$ 289,072	$ 128,074
Per share information:
Basic earnings per share (in dollars per share)	$ 1.44	$ 0.70
Diluted earnings per share (in dollars per share)	$ 1.43	$ 0.69
Time charter revenues
Operating revenues
Total operating revenues	$ 345,241	$ 205,518
Voyage charter revenues
Operating revenues
Total operating revenues	236,158	227,223
Other revenues
Operating revenues
Total operating revenues	$ 450	$ 1,014